AQUILA ROCKY MOUNTAIN EQUITY FUND

                            Supplement to the Prospectus
                       for Class A Shares and Class C Shares
                                Dated April 30, 2001
                     as previously supplemented October 5, 2001

Purposes:

The purpose of this supplement is to advise you of several changes affecting the Fund. The most important are:

         Class A Shares

* The sales charge for purchases in amounts from $10,000 to $100,000 has been changed:

                             Sales Charge as Percentage of:

                             Public               Amount
     Amount of Purchase   Offering Price     Invested (approx.)

         $10,000 but less
         than $25,000        from 4.25% to 4.00%     4.17%

         $25,000 but less
         than $50,000        from 4.25% to 3.75%     3.90%

         $50,000 but less
         than $100,000       from 4.25% to 3.50%     3.63%

* Special Promotion: Through June 30, 2002, or until the net assets of the Fund reach $9 million, whichever occurs sooner, the following terms will apply: 1) all applicable sales charges will be waived; 2) the Distributor will pay the broker/dealer an amount equal to 3% of the sales price; and 3) the shares will be called "Promotional CDSC Class A Shares" and will be subject to a Contingent Deferred Sales Charge ("CDSC") if you redeem them within 36 months of purchase.

         Class C Shares

* The CDSC has been changed to 2% of the redemption or purchase value, whichever is less, if you redeem within 24 months.

* Broker/Dealer Compensation: The Distributor will pay 2% of the sales price to the broker/dealer.

         Limit on Fund Expenses

* The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the year ended December 31, 2002 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.


The Table under "Alternate Purchase Plans" is replaced by the following:


                     Class A Shares            Class C Shares
                   "Front-Payment Shares"    "Level-Payment Shares"

Initial            Class A Shares are        None. Class C
Charge             offered at net asset      Shares are offered
                   value plus a maximum      at net asset value
                   sales charge of 4.25%,    with no sales charge
                   paid at the time of       payable at the time
                   purchase. Thus,           of purchase.
                   your investment is
                   reduced by the
                   applicable sales
                   charge.

Contingent          None (except for         A maximum CDSC of
Deferred Sales      purchases of             2% is imposed upon
Charge ("CDSC")     $1 million or more       the redemption of
                    and certain              Shares held
                    other purchases).        for less than 24
                                             months. No CDSC applies
                                             to Class C
                                             Shares acquired
                                             through the
                                             reinvestment of
                                             dividends or
                                             distributions.

Distribution and    A distribution           There is a level
Service Fees        fee of 0.25              charge for
                    of 1% is imposed on      distribution and
                    the average annual       service fees for
                    net assets               6 years after the
                    represented by the       date of purchase
                    Class A Shares.          at the aggregate
                                             annual rate of 1%
                                             of the average net
                                             assets represented
                                             by the Class C
                                             Shares.

Other Information   The initial sales        Class C Shares,
                    charge is waived or      together with a pro-
                    reduced in some          rata portion of all
                    cases. Larger            Class C Shares
                    purchases qualify        acquired through
                    for lower sales          reinvestment of
                    charges.                 dividends and other
                                             distributions paid
                                             in additional Class
                                             C Shares,
                                             automatically
                                             convert to Class A
                                             Shares after 6
                                             years.

The Table of "Sales Charges for Purchases of Class A Shares" is replaced by the following:

         The following sales charges apply except during special promotions.

                        II                   III
                   Sales Charge as     Sales Charge as
                    Percentage of        Approximate
      I                Public           Percentage of
Amount of Purchase  Offering Price     Amount Invested

Less than $10,000   4.25%                    4.44%

$10,000 but less
than $25,000        4.00%                    4.17%

$25,000 but less
than $50,000        3.75%                    3.90%

$50,000 but less
than $100,000       3.50%                    3.63%

$100,000 but less
than $250,000       3.25%                    3.36%

$250,000 but less
than $500,000       3.00%                    3.09%

$500,000 but less
than $1,000,000     2.50%                    2.56%

For purchases of $1 million or more see "CDSC Class A Shares."

The caption "Sales Charges for Purchases of $1 Million or More" is renamed "CDSC Class A Shares." The material under that caption and under "Redemption of CDSC Class A Shares" is replaced by the following:

You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are

     (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

     (ii) All Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million.

     (iii) Other Class A Shares purchased with the proceeds of redemption of shares of another investment company or purchased during a promotion announced in advance by the Distributor.

      Special Promotion: Through June 30, 2002, or until the net assets of the Fund reach $9 million, whichever occurs sooner, the following terms will apply: 1) all applicable sales charges will be waived on all Class A Share sales; 2) the Distributor will pay the broker/dealer an amount equal to 3% of the sales price; and 3) the shares so purchased will be called
     "Promotional CDSC Class A Shares" and will be subject to a CDSC if you redeem them within 36 months of purchase.

Redemption of CDSC Class A Shares

     If you purchase CDSC Class A Shares in a transaction of $1 Million or more, and you redeem all or part of your CDSC Class A Shares during the four years after you purchase them, you must pay a special contingent deferred sales charge upon redemption. You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first two years after purchase, and
0.50 of 1% of that value if you redeem within the third or fourth year. This special charge also applies to CDSC Class A Shares purchased without a sales charge pursuant to a Letter of Intent.

     The CDSC applicable to redemptions of other types of CDSC Class A Shares are as follows:

     Special CDSC Class A Shares (purchased with the proceeds of shares of another investment company): You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first year after purchase, and 0.50 of 1% of that value if you redeem within the second year.

     Promotional CDSC Class A Shares (purchased during promotions): You will pay 3% of the shares' redemption or purchase value, whichever is less, if you redeem within 12 months after purchase, 2% of that value if you redeem from 12 to 24 months after purchase, and 1% of that value if you redeem from 24 to 36 months after purchase. Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

The material under the caption "Redemption of Class C Shares" is changed as follows:

* You will pay 2% of the shares' redemption or purchase value, whichever is less, if you redeem within the first 24 months after purchase.

*    No CDSC applies if Class C Shares are held for 24 months after purchase.

* Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

The material under the caption "Broker/Dealer Compensation - Class C Shares" is replaced by the following:

     The Distributor will pay 2% of the sales price to any broker/dealer executing a Class C Share purchase.

The Table of Fees and Expenses of the Fund is replaced by the following:


                                        Class A        Class C
                                        Shares         Shares

Shareholder Fees

(fees paid directly from your investment)

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price) ...  4.25%         None

Maximum Deferred Sales Charge (Load)
(as a percentage of the lesser of
redemption value or purchase price) ...  None(1)       2.00%(2)
Maximum Sales Charge (Load)
Imposed on Reinvested Dividends or
Distributions
 (as a percentage of offering price)...  None          None
Redemption Fees .......................  None          None
Exchange Fees .........................  None          None

Annual Fund Operating Expenses (expenses that are deducted from the Fund's assets) (3)

Management Fee (3).....................  1.50%         1.50%
Distribution (12b-1) Fee .............   0.25%         0.75%
All Other Expenses:
 Service Fee .........................   None          0.25%
 Other Expenses (3)....................  3.88%         3.88%
 Total All Other Expenses (3)..........  3.88%         4.13%
Total Annual Fund
 Operating Expenses (3)................  5.63%         6.38%
Total Fee Waivers
 and/or Reimbursement(4)...............  4.13%         4.13%
Net Expenses(4) .......................  1.50%         2.25%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase. Purchases without sales charge of Class A Shares with the proceeds of redemptions of shares of other investment companies and certain promotional programs also carry a CDSC.

(2) A contingent deferred sales charge of 2% is imposed on the redemption proceeds of the shares if redeemed during the first 24 months after purchase.

(3) The actual expense ratios for the fiscal year ended December 31, 2000 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.26% resulting in Total Fund Operating Expenses of 1.51%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.23% resulting in Total Fund Operating Expenses of 2.23%.

(4) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2002 through December 31, 2002 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year   3 years   5 years   10 years

Class A Shares ...........$571(5)   $1,680    $2,775    $5,452
Class C Shares ...........$428(5)   $1,521    $2,779    $5,526(6)

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares ...........$228(5)   $1,521    $2,779    $5,526(6)

(5) Absent fee waivers and reimbursements, one-year expenses would be $962 for Class A Shares, $634 for Class C Shares without redemption and $834 for Class C Shares with redemption, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

(6) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time, long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations, because of the 12b-1 fee and service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       The date of this supplement is April 3, 2002



                        AQUILA ROCKY MOUNTAIN EQUITY FUND

                                   Supplement
                    to the Statement of Additional Information
                              Dated April 30, 2001
          as previously supplemented August 7, 2001 and October 9, 2001

The material under the caption "Sales Charges for Purchases of $1 Million or More of Class A Shares" is replaced by the following:

     You will not pay a sales charge at the time of purchase when you purchase "CDSC Class A Shares." CDSC Class A Shares are Class A Shares issued under the following circumstances:

          (i) Class A Shares issued in a single purchase of $1 million or more by a single purchaser; and

          (ii) Class A Shares issued to a single purchaser in a single purchase when the value of the purchase, together with the value of the purchaser's other CDSC Class A Shares and Class A Shares on which a sales charge has been paid, equals or exceeds $1 million:

     CDSC Class A Shares do not include Class A Shares purchased without a sales charge as described under "General" below.

     The material under the caption "Special Dealer Arrangements" is replaced by the following:

     The Distributor (not the Fund) will pay to any dealer with which it has made prior arrangements and which effects a purchase of Class A Shares of the Fund from the proceeds of a qualifying redemption of the shares of an investment company (not a member of the Aquilasm Group of Funds) up to 1% of the purchase price. These shares are called "Special CDSC Class A Shares."

     Through June 30, 2002, or until the net assets of the Fund reach $9 million, whichever occurs sooner, the following terms will apply with respect to purchases of Class A Shares: 1) the applicable sales load will be waived; 2) the Distributor will pay to the broker/dealer an amount equal to 3% of the sales price; 3) the shares so purchased will be called "Promotional CDSC Class A Shares."

         The following new material is added to that section:

         Redemption of Special and Promotional CDSC Class A Shares

         You will not be subject to any sales charge at the time of purchase.

     If you redeem all or part of your Special CDSC Class A Shares or Promotional CDSC Class A Shares during the periods after you purchase them indicated below, you must pay a special contingent deferred sales charge upon redemption.

     Special CDSC Class A Shares: You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first year after purchase, and 0.50 of 1% of that value if you redeem within the second year.

     Promotional CDSC Class A Shares: You will pay 3% of the shares' redemption or purchase value, whichever is less, if you redeem within the first 12 months after purchase, 2% of that value if redeemed between 12 and 24 months and 1% of that value if redeemed between 24 and 36 months after purchase.

     These special charges will not apply to shares acquired through the reinvestment of dividends or distributions on or to Special or Promotional CDSC Class A Shares held for longer than the applicable time periods. When redeeming shares, the Agent will redeem the Special or Promotional CDSC Class A Shares held the longest, unless otherwise instructed. If you own both Special or Promotional CDSC and non-CDSC Class A Shares, the latter will be redeemed first.

     The Fund will treat all Special or Promotional CDSC Class A Shares purchases made during a calendar month as if they were made on the first business day of that month at the average cost of all purchases made during that month. Therefore, for example, a holding period will end on the first business day of the 24th calendar month after the date of those purchases. Accordingly, the holding period may, in fact, be one month less than the full 24 depending on when your actual purchase was made. If you exchange your Special or Promotional CDSC Class A Shares for shares of an Aquila money-market fund, running of the applicable holding period for those exchanged shares will be suspended.

The Table under the caption "Underwriting Commissions" is replaced by the following:

                                             Commissions
                    Sales Charge as          as
                    Percentage of Public     Percentage of
Amount of Purchase  Offering Price           Offering Price

Less than $10,000   4.25%                    3.75%

$10,000 but less
than $25,000        4.00%                    3.50%

$25,000 but less
than $50,000        3.75%                    3.50%

$50,000 but less
than $100,000       3.50%                    3.25%

$100,000 but less
than $250,000       3.25%                    3.00%

$250,000 but less
than $500,000       3.00%                    2.75%

$500,000 but less
than $1,000,000     2.50%                    2.25%

                       The date of this supplement is April 3, 2002.